Inventories	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Inventories

16 Inventories

	2020 £m	2019 £m

Raw materials and consumables	2,362	2,750

Finished goods and work in progress	3,549	3,258

Goods purchased for resale	87	86

	5,998	6,094

Inventories pledged as security for liabilities amount to £2 million (2019: £7 million). Write-offs taken to other operating expenses in the Group income statement were £309 million (2019: £255 million; 2018: £148 million). In 2020, this included £24 million in relation to the restructuring in Indonesia (refer to note 3(e)) and £47 million as a result of the decision to withdraw glo Sens from Japan. Goods purchased for resale include Group brands produced under third-party contract manufacturing arrangements.